Material Accounting Policy Information - Summary of Estimated Useful Lives of Amortizable Intangible Assets (Detail)	12 Months Ended
Mar. 31, 2023
Customer related intangibles [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of the amortizable intangible assets	1 year
Customer related intangibles [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of the amortizable intangible assets	15 years
Marketing related intangibles [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of the amortizable intangible assets	2 years 6 months
Marketing related intangibles [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of the amortizable intangible assets	10 years